Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	F-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Registrant Name	SuperCom Ltd
Entity Central Index Key	0001291855

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 225	$ 215
Trade receivables (net of allowance for doubtful accounts of $ 1,726 and $ 134 as of December 31, 2012 and 2011, respectively)	1,598	1,542
Deferred tax short term	516
Other accounts receivable and prepaid expenses (Note 3)	311	105
Inventories, net (Note 4)	280	269
Total current assets	2,930	2,131
Severance pay fund	203	228
Deferred tax long term	517
Property and equipment, net (Note 6)	93	96
Total assets	3,743	2,455
CURRENT LIABILITIES:
Short-term bank credit	101	112
Trade payables	1,780	2,439
Employees and payroll accruals	138	139
Accrued expenses and other liabilities (Note 8)	777	2,164
Convertible bonds (Note 11)		2,519
Short-term loan and others		456
Total current liabilities	2,796	7,829
LONG-TERM LIABILITIES:
Accrued severance pay	236	227
Total long-term liabilities	236	227
SHAREHOLDERS':
Share capital: Ordinary shares of NIS 0.0588235 par value - Authorized 52,000,000 shares as of December 31, 2012; Issued and outstanding: 36,769,757 and 12,035,272 shares as of December 31, 2012 and 2011, respectively	574	192
Additional paid-in capital	43,518	41,713
Amount of liability extinguished on account of shares	127	819
Accumulated deficit	(43,508)	(48,325)
Total shareholders' equity (deficiency)	711	(5,601)
Total liabilities and shareholders' equity	$ 3,743	$ 2,455

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 1,726		$ 134
Ordinary shares, par value per share		0.0588235		0.0588235
Ordinary shares, shares authorized	52,000,000	52,000,000	52,000,000	52,000,000
Ordinary shares, shares issued	36,769,757	36,769,757	12,035,272	12,035,272
Ordinary shares, shares outstanding	36,769,757	36,769,757	12,035,272	12,035,272

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 8,940	$ 7,922	$ 7,389
Cost of revenues	1,619	3,306	2,057
Gross profit	7,321	4,616	5,332
Operating expenses:
Research and development	313	462	386
Selling and marketing	3,060	3,505	4,405
General and administrative	857	732	1,985
Other expenses (income)	1,085	(137)	(396)
Total operating expenses	5,315	4,562	6,380
Operating income (loss)	2,006	54	(1,048)
Financial income (expenses), net	1,805	990	(678)
Income (loss) before income tax	3,811	1,044	(1,726)
Income tax (expense) benefit	1,006	(25)	(50)
Net income (loss) from continuing operations	4,817	1,019	(1,776)
Loss from discontinued operations			(189)
Net income (loss)	$ 4,817	$ 1,019	$ (1,965)
Earnings (loss) per share from continuing operations:
Basic	$ 0.18	$ 0.11	$ (0.29)
Diluted	$ 0.13	$ 0.09	$ (0.29)
Loss per share from discontinued operations basic and diluted:			$ (0.03)
Net earnings (loss) per share:
Basic	$ 0.18	$ 0.11	$ (0.32)
Diluted	$ 0.13	$ 0.09	$ (0.32)
Weighted average number of ordinary shares used in computing basic earnings (loss) per share	27,475,448	9,126,327	6,177,862
Weighted average number of ordinary shares used in computing diluted earnings (loss) per share	34,664,459	11,710,254	6,177,862

STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total		Ordinary shares [Member]		Additional paid-in capital [Member]	Amount of liability extinguished on account of shares [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ (6,271)		$ 89		$ 41,019		$ (47,379)
Balance (in shares) at Dec. 31, 2009			5,724,421
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a)		[1]		[1]
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a) (in shares)			6,932
Issuance of shares (Note 12f)	200		24		176
Issuance of shares (Note 12f) (in shares)			1,538,461
Exercise of options		[1]		[1]
Exercise of options (in shares)			11,007
Warrants issued in connection with extinguishments of liabilities (see Note 1d)	147				147
Stock- based compensation	18				18
Net income (loss)	(1,965)						(1,965)
Balance at Dec. 31, 2010	(7,871)		113		41,360		(49,244)
Balance (in shares) at Dec. 31, 2010			7,280,021
Exercise of options		[1]		[1]
Exercise of options (in shares)			10,007
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d)	1,241		79		343	819
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d) (in shares)			4,744,444
Stock- based compensation	10				10
Net income (loss)	1,019						1,019
Balance at Dec. 31, 2011	(5,601)		192		41,713	819	(48,325)
Balance (in shares) at Dec. 31, 2011			12,035,272
Exercise of options	0		5		(5)
Exercise of options (in shares)			342,121
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d)	1,495		377		1,810	(692)
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d) (in shares)			24,392,364
Stock- based compensation	0
Net income (loss)	4,817						4,817
Balance at Dec. 31, 2012	$ 711		$ 574		$ 43,518	$ 127	$ (43,508)
Balance (in shares) at Dec. 31, 2012			36,769,757

[1]	Less than $1.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 4,817,000		$ 1,019,000		$ (1,965,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	31,000		28,000		53,000
Accrued severance pay	9,000		(27,000)		(47,000)
Stock-based compensation			10,000		18,000
Amortization of discount on convertible bonds					20,000
Deferred tax	(1,033,000)
Capital loss on disposal of property and equipment			6,000
Capital gain on sale of subsidiary					(272,000)
Capital gain on extinguishments of liabilities	(2,230,000)		(2,149,000)		(124,000)
Decrease (increase) in trade receivables, net	(55,000)		(790,000)		105,000
Decrease (increase) in other accounts receivable and prepaid expenses	(206,000)		283,000		(105,000)
Decrease (increase) in inventories, net	(11,000)		(72,000)		(132,000)
Increase (decrease) in trade payables	(659,000)		1,466,000		(2,000)
Increase (decrease) in employees and payroll accruals	(1,000)		3,000		(311,000)
Increase (decrease) in advances from customer			(1,010,000)		973,000
Increase (decrease) in accrued expenses and other liabilities	(638,000)		1,044,000		577,000
Net cash used in operating activities	24,000		(189,000)		(1,212,000)
Cash flows from investing activities:
Purchase of property and equipment	(28,000)		(23,000)		(4,000)
Proceeds from sale of property and equipment			3,000
Proceeds from sale of operations net of cash sold (Appendix B)					397,000
Sale of subsidiary net of cash sold					(3,000)
Decrease in severance pay fund	25,000		6,000		49,000
Restricted cash deposits, net			130,000		200,000
Net cash provided by investing activities	(3,000)		116,000		639,000
Cash flows from financing activities:
Short-term bank credit, net	(11,000)		112,000
Principle repayment of convertible bonds			(21,000)		(86,000)
Issuance of share capital, net of issuance costs					200,000
Proceeds from exercise of options and warrants, net		[1]		[1]		[1]
Payment of liability to a former owner of an acquiree
Net cash (used in) provided by financing activities	(11,000)		91,000		114,000
Increase (decrease) in cash and cash equivalents	10,000		18,000		(459,000)
Cash and cash equivalents at the beginning of the year	215,000		197,000		656,000
Cash and cash equivalents at the end of the year	$ 225,000		$ 215,000		$ 197,000

[1]	Less than $1.

SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets and liabilities of the operations, as of date of sale:
Working capital (excluding cash and cash equivalents)			$ (208)
Property and equipment, net			88
Intangible assets, net			517
Sale of operations net of cash sold			397
Assets and liabilities of the subsidiary, as of date of sale:
Working capital (excluding cash and cash equivalents)			(276)
Property and equipment, net			4
Long-term liability			(3)
Capital gain on sale of subsidiary			272
Sale of subsidiary net of cash sold			(3)
Cash paid during the year for:
Interest	5	6
Income taxes, net	27	25	50
Supplemental disclosure of non-cash investing and financing activities:
Extinguishments of liabilities credited to shareholder's deficit (see Note 1d)	1,492	1,220	147
Issuance of shares to service providers and officer		$ 21

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
SuperCom Ltd. (the "Company") was incorporated in 1988 in Israel. The Company's ordinary shares have been listed for trade on the OTCQB Market, which operates an electronic quotation service for securities traded over-the-counter, since October 1, 2009 under the ticker symbol "VUNCF". On January 24, 2013 the Company changed back to  its original name, SuperCom Ltd. The company's ticker symbol is "SPCBF".

Until January 2010 (the date of the sale of the activities as described below in Note 1b), the Company developed and marketed security solutions for viewing, tracking, locating, credentialing, and managing essential assets and personnel, which encompassed electronic access control, urban security, and critical situation management systems as well as long-range Active RFID for public safety, commercial, and government sectors. Following the sale of certain activities in January 2010, the Company is focusing on its wireless ID products and solutions, e-ID projects and solutions.

The Company is headquartered in Israel.

The Company sells its products through centralized marketing offices in the U.S. and Israel.

The Company's active subsidiaries are: S.B.C. Aviation Ltd., (incorporated in Israel) which began operations in 2007 and is focused on executing perimeter security and a border control project at a European International Airport, and PureRFid, Inc. (incorporated in Delaware), which focuses on the marketing and selling of the Company's active RFID solutions. As of December 31, 2012, the Company's activities were conducted  mainly through Supercom Ltd. and PureRFid, Inc.

Regarding the sale of certain assets and liabilities of Vuance Inc in January 2010, see b below.

On March 25, 2009, the Company, through its subsidiary, Vuance Inc., completed the acquisition of certain assets and liabilities of Intelli-Site, Inc. ("Intelli-Site"). The purchase price was $262 payable in cash and in shares of the Company (which were subject to a certain lock up mechanism) and included a contingent consideration of up to $600 based upon certain conditions. The results of operations of Intelli-Site were included in the consolidated financial statements of the Company commencing April, 2009. However, during the first quarter of 2010, this activity (including the contingent consideration related to it) was sold, see b below.

b.	Discontinued operations

On January 28, 2010, the Company and its subsidiary Vuance, Inc. completed the sale of certain of the assets (including certain accounts receivable and inventory) and certain of the liabilities (including certain accounts payable) of Vuance Inc. (the "Sale") related to the Company's electronic access control market (the "Vuance EAC Business"), pursuant to a certain Agreement for Purchase and Sale of Business Assets (the "Purchase Agreement"), dated as of January 9, 2010 between Vuance Inc. and OLTIS Security Systems International, LLC ("OSSI"). As consideration for the Sale of the Vuance EAC Business, OSSI paid Vuance Inc. $147 in cash. In addition, OSSI paid off  a loan of $290 from Bridge Bank, National Association. The Purchase Agreement included an indemnification clause pursuant to which, the Company agreed to indemnify and hold OSSI harmless from and against any claim or liability of the Company which may be asserted against OSSI, except to the extent of any business debts and other liabilities which OSSI expressly agreed to pay or assume at the closing date.

On January 29, 2010), the Company and Vuance, Inc. completed the sale of certain of the assets and certain of the liabilities of Vuance Inc. related to the Company's Government Services Division (the "Vuance CSMS Business"), pursuant to an  asset purchase agreement dated January 29, 2010 between the Company, Vuance Inc., WidePoint Corporation ("WidePoint") and Advance Response Concepts Corporation.

As consideration for the sale, WidePoint paid Vuance Inc. $250. In addition, WidePoint agreed to pay Vuance Inc. a maximum earn out of $1,500 over the course of the calendar years 2010, 2011, and 2012, subject to the performance of certain financial requirements of the Vuance CSMS Business during each of those years. The agreement included an indemnification clause pursuant to which, each of the parties agreed to indemnify and hold harmless the other party in certain events.

Each of the activities sold meets the definition of a component under ASC Topic 205-20 - "Discontinued Operation", and accordingly, the results of operations of these components were presented as discontinued operations. Following the sale of the activities, the Company does not have any involvement with respect to the activities sold.

The results of the discontinued operations are as follows:

Year ended
December 31,2010
$

Revenues	541
Cost of revenues	(497)
Research and development	(96)
Selling and marketing	(105)
General and administrative	(28)
Financial expenses	(4)
Impairment of goodwill and other intangible assets	-
Net loss	$(189)

c.	Sale of subsidiary:

During October 2010, the Company sold its entire equity interest in its wholly owned Hong Kong subsidiary, SuperCom Asia Pacific Limited ("SAP"), for no consideration. As part of this sale, the Company assigned to the purchaser certain outstanding loans due to the Company by SAP in the amount of $1,400. As result of the sale, the Company realized a capital gain of $272 in the fourth quarter of 2010.

d.	Extinguishment of liabilities

On November 3, 2010, the Company submitted to the District Court in Petach-Tikva, Israel a request to summon meetings of creditors of the Company in order to approve a proposed arrangement between the Company and its creditors (including convertible bond holders) in accordance with Section 350 of the Israeli Companies Law 5759-1999. The proposed arrangement involved an allotment of ordinary shares or warrants to purchase ordinary shares of the Company to certain of its creditors at a price of $0.09 per ordinary share against 40% of the total outstanding debt to the creditors, in total satisfaction of the entire debt owed to the Company's creditors (thus forgiving and waiving 60% of the total outstanding debt of the Company). The proposed arrangement was based on the proposal which was approved by the general meeting of the shareholders of the Company  on September 12, 2010. The Company convened the meetings of its creditors to approve the proposed debt arrangement during February and March 2011. On March 15, 2011, the Company filed an application with the Petach-Tikva District Court for the approval of the creditor arrangement.

On July 18, 2011, the Discrict Court determined not to approve the  application, mainly due to an objection to the proposed arrangement filed by one of the Company's secured creditors, Special Situations Funds ("SSF"), which later assigned its convertible bonds on November 8, 2011 to Mr. Eliyahu Trabelsi (see also Notes 11 and 13f). In February 2012, following the approval of the board of directors, the Company decided to proceed with the arrangement which was approved by its general meeting without further proceedings in the District Court.

As of December 31, 2010, creditors holding  a total outstanding debt of $271 had accepted the Company's debt arrangement proposal. The Company allotted a total of 1,206,142 warrants to purchase ordinary shares of the Company to  those creditors (see also Note 12f2). In accordance with ASC Topic 470-50-40, the Company recorded  $124 as a gain from extinguishment of debt based on the difference between the carrying amount of the liabilities extinguished ($271) and the fair value of the warrants allotted ($147), which gain was credited directly to additional paid-in capital.

During 2011, creditors holding  outstanding debt of $3,369  accepted the Company's debt arrangement proposal. The Company allotted a total of 1,081,871 warrants and 300,000 options (with an exercise price of nil) to purchase ordinary shares of the Company and 13,538,844 ordinary shares of the Company (see also Note 11) to those creditors. In accordance with ASC Topic 470-50-40, the Company recorded  $2,149 as a gain on extinguishment of debts based on the difference between the carrying amount of the liabilities extinguished ($3,369) and the fair value of the warrants and options allotted ($1,220), which was gain credited directly to additional paid-in capital (see also Note 12).

Following the approval of the board of directors, during 2012, certain creditors and convertible bond holders including Sigma Wave Ltd ("Sigma") and Mr. Eliyahu Trabelsi, accepted the Company's debt arrangement proposal for $3,910 of outstanding debt. The Company allotted to Sigma and Mr. Eliyahu Trabelsi a total of 14,585,155 ordinary shares of the Company (see also Note 11), and granted a former service provider a warrant to purchase 1,384,000 ordinary shares. In accordance with ASC Topic 470-50-40, the Company recorded $2,417 as a gain on extinguishment of debt based on the difference between the carrying amounts of the liability extinguished ($3,910) and the fair value of (i) the ordinary shares granted ($1,240), (ii) the warrant  granted ($126),  and (iii) the amount of liability extinguished on account of shares ($127).

e.	Concentration of risk that may have a significant impact on the Company:

Throughout the reporting periods the Company derived most of its revenues from two major customers. See also Note 14c.

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those  services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.

f.
During the year 2010, the Company's board of directors elected new board of directors recommended by Sigma Wave. Sigma acquired convertible bonds held by Brevan Howard Master Fund Limited ("BH") (see Note 11). The new board proposed a debt to equity conversion to certain creditors and bond holders, which was later approved by the Company's general assembly. The conversion which was completed in 2012, reduced the Company's debt by over $6 million.

The Company implemented a restructuring plan starting in the fourth quarter of 2010 which included: (i) a major reduction in operating expenses by reducing general and administrative costs and optimizing  the Company's  global sales network; (ii) increasing the Company's  gross  profit margin by negotiating better terms with suppliers and subcontractors; (iii) the sale of unprofitable subsidiaries and cost cutting in other subsidiaries; (iv) discontinuance  of activities and  divisions that were not synergistic with the Company's core operations; (v) increased  sales in the company core competence markets; (vi) increased activities in more lucrative and rapid growing vertical markets; and (vii) recruitment of highly experienced executives and market experts to support the Company's  broadening activity.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to allowance for doubtful account and contingencies.

b.	Financial statements in U.S. dollars:

Most of the revenues of the Company and its subsidiaries are received in U.S. dollars. In addition, a substantial portion of the costs of the Company and its subsidiaries are incurred in U.S. dollars. Therefore, management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board ("FASB"). All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or financial expenses as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries in Israel and the United States. Material intercompany transactions and balances were eliminated upon consolidation. Material profits from intercompany sales, not yet realized outside the group, were also eliminated.

d.	Cash and cash equivalents:

The Company considers unrestricted short-term highly liquid investments originally purchased with maturities of three months or less to be cash and cash equivalents.

e.	Allowance for doubtful accounts:

The allowance for doubtful accounts is determined with respect to specific amounts the Company has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers and the information available regarding such customers.

f.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are mainly provided to cover risks arising from slow-moving items or technological obsolescence. Cost is determined as follows:

Raw  materials, parts and supplies - using the "moving average cost" method or the "first in first out" method.

Finished products - on the basis of direct manufacturing costs.

h.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is computed using the straight-line method, over the estimated useful lives, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

i.	Impairment of long-lived assets and intangible assets:

The Company's long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value, less costs to sell.

j.
Convertible Bonds:

The Company applied the provisions of ASC Topic 470 - 10 - 45 "Debt - Other presentation matters" with respect to a financing agreement signed after December 31, 2010, but before the issuance of the 2010 financial statements and accordingly, presented as of December 31, 2010, $4,262 of  convertible bonds  as a long term liability.

k.	Accrued severance pay and severance pay fund:

The liabilities of the Company for severance pay of its Israeli employees are calculated pursuant to Israel's Severance Pay Law. Employees are entitled to one month's salary for each year of employment, or portion thereof. The Company's liability for all its employees is presented under "accrued severance pay". The Company deposits on a monthly basis to severance pay funds and insurance policies. The value of these policies is presented as an asset on the Company's balance sheet.

The deposited funds include accrued income up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the Company's obligation pursuant to Israel's Severance Pay Law or labor agreements.

Severance expenses for the years ended December 31, 2012, 2011 and 2010 amounted to  $10, $15 and $57, respectively.

l.	Revenue recognition:

The Company and its subsidiaries generate their revenues from the sale of products, maintenance, royalties and long term contracts (including training and installation).

Product sales are recognized in accordance with Staff Accounting Bulletin No. 104, "Revenue Recognition" ("SAB No. 104"), when persuasive evidence of an agreement exists, delivery of the product has occurred or services have been rendered, the fee is fixed or determinable, collectability is reasonably assured, and inconsequential or perfunctory performance obligations remain. If the product requires specific customer acceptance, revenue is deferred until customer acceptance occurs or the acceptance provision lapses.

The Company is not obligated to accept returned products or issue credit for returned products, unless a product return has been approved by the Company in advance and according to specific terms and conditions. As of December 31, 2012, the Company had an allowance for customer returns in the amount of $6.

The Company recognizes certain long-term contract revenues in accordance with ASC Topic 605-35, "Construction-Type and Production-Type Contracts". Pursuant to ASC Topic 605-35, revenues from these contracts are recognized under the percentage of completion method.  The Company measures the percentage of completion based on output or input criteria, such as contract milestones, percentage of engineering completion or number of units shipped, as applicable to each contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first identified, in the amount of the estimated loss on the entire contract. As of December 31, 2012, no such estimated losses were identified.

The Company believes that the use of the percentage of completion method is appropriate, since the Company has the ability, using also an independent subcontractor's evaluation, to make reasonably dependable estimates of the extent of progress made towards completion, contract revenues and contract costs.  In addition, contracts executed include provisions that clearly specify the enforceable rights of the parties to the contract, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and the parties are expected to satisfy their obligations under the contract.

In contracts that do not meet all the conditions mentioned above, the Company utilized zero estimates of profits; equal amounts of revenue and cost are recognized until results can be estimated with sufficient accuracy.

Revenues and costs recognized pursuant to ASC Topic 605-35 on contracts in progress are subject to management estimates. Actual results could differ from these estimates. As of December 31, 2011 and 2012, all the long-term contracts were completed and their related revenues were recognized in full.

Revenues for maintenance services are recognized over the term of the contracts. The warranty period is usually 12 months. Based primarily on historical experience, the Company does not provide for warranty costs when revenue is recognized, since such costs are not material.

Deferred revenues and customer advances include amounts received from customers for which revenues have not been recognized.

The Company provides its customers with a license to issue IDs, passports and driver's licenses and it is entitled to royalties upon the issuance of each document by its customers. Such royalties are recognized when the issuances are reported to the Company (usually on a monthly basis).

n.	Shipping and handling costs:

Shipping and handling fees billed to customers are reflected as revenues while the related shipping and handling costs are included in cost of revenues. To date, shipping and handling costs have not been material.

o.	Research and development costs:

Research and development costs (other than software) are expensed as incurred.

p.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes". This Standard  prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of  the assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise's financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition and measurement threshold. The Company's accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its fiscal 2012, 2011 and 2010 financial statements.

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash deposits and trade receivables. The Company's trade receivables are derived from sales to limited number of customers located primarily in Eastern Europe, the United States and Israel. The Company performs ongoing credit evaluations of its customers' financial condition. The allowance for doubtful accounts is determined with respect to specific debts that the Company has determined to be doubtful of collection.

Cash and cash equivalents and restricted cash deposits are deposited with major banks in Israel and the United States. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments.

The Company has no significant off-balance-sheet credit risks, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

r.	Basic and diluted earnings (loss) per share:

Basic earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of stock options and warrants outstanding during the year using the treasury stock method and the dilutive potential, if any, of convertible bonds using the "if-converted method".

The number of potential shares from the conversion of convertible bonds, options and warrants that have been excluded from the calculation were 512,080,  2,733,688 and 4,557,840 for the years ended December 31, 2012, 2011 and 2010, respectively.

s.	Fair value of financial instruments:

At December 31, 2012 and 2011, the carrying amounts of cash and cash equivalents, restricted cash deposits, current trade receivables, other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such financial instruments.

t.	Accounting for stock-based compensation:

Share-based compensation, including grants of stock options, is recognized in the consolidated statement of operations as an operating expense, based on the fair value of the award on the date of grant.  The fair value of stock-based compensation is estimated using an option-pricing model.

The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company estimates the fair value of employee stock options using a Black-Scholes valuation model. The Company amortizes compensation costs using the graded vesting attribution method over the vesting period, net of estimated forfeitures.

u.	Discontinued operations:

The Company applies ASC Topic 205-20, "Presentation of Financial Statements - Discontinued Operation". According to ASC Topic 205-20, when a component of an entity, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on the disposed component, required to be classified as discontinued operations and the assets and liabilities of such component should be classified as assets and liabilities attributed to discontinued operations if both of the following conditions are met: a) the operations and cash flows of the component have been (or will be) eliminated from the ongoing operations of the company as a result of the disposal transaction, and b) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction. (See also Note 1b).

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 3:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2012	2011
	$	$

Prepaid expenses	138	21
Government institutions	106	56

Others	67	28

	311	105

INVENTORIES, NET	12 Months Ended
Dec. 31, 2012
INVENTORIES, NET [Abstract]
INVENTORIES, NET
NOTE 4:-          INVENTORIES, NET

	December 31,
	2012	2011
	$	$

Raw materials, parts and supplies	259	216
Finished products	21	53

	280	269

As of December 31, 2012 and 2011, the inventory is presented net of write offs, for slow inventory in the amount of approximately $57 and $74 respectively.

INVESTMENT IN A MAJORITY-OWNED COMPANY	12 Months Ended
Dec. 31, 2012
INVESTMENT IN A MAJORITY-OWNED COMPANY [Abstract]
INVESTMENT IN A MAJORITY-OWNED COMPANY
NOTE 5:-	INVESTMENT IN A MAJORITY-OWNED COMPANY

In December 1997, the Company set up SuperCom Slovakia, owned equally with a third-party investor, in order to execute a transaction with the Ministry of Interior of the Slovak Republic.

In March 2000, the Company purchased an additional 16% of SuperCom  Slovakia, at a nominal value of $1, and granted such third-party investor a $275 loan, bearing interest of 0.7% per month. Interest is compounded on the outstanding principal balance of the loan and is to be repaid under the same conditions as the outstanding principal balance. The third-party investor has an option to buy back 16% of the shares, for $1, upon repayment of the loan to the Company. During 2006, the Company wrote down the entire loan balance due to litigation developments regarding this issue and due to low probability of collection of the loan. See Note 10c2. During all the reported periods, the subsidiary had no operating activity.

The Company currently owns 66% of SuperCom Slovakia's outstanding shares and accounts for the investment using the equity method of accounting, due to the substantive participation rights held by the non-controlling interest holder, which impacts the Company's ability to exert control over the investee .

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
	$	$
Cost:
Computers and peripheral equipment	274	254
Office furniture and equipment	198	194
Leasehold improvements	29	24
	501	472
Accumulated depreciation:
Computers and peripheral equipment	253	246
Office furniture and equipment	143	128
Leasehold improvements	12	2
	408	376
Depreciated cost	93	96

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010, were $32, $28 and $47, respectively.

The property and equipment also include intangible assets in amount of $72, which have been fully depreciated.

BANK CREDIT	12 Months Ended
Dec. 31, 2012
BANK CREDIT [Abstract]
BANK CREDIT
NOTE 7:-	BANK CREDIT

a.
On February 10, 2011, the Company received a  $100 credit line from an Israeli bank . As of December 31, 2012 and December 31, 2011, the entire amount was utilized. The credit line is secured by the personal guarantee of the Company's chairman of the board of directors and chief executive officer.

b.	Regarding guarantees and liens - see Note 10b.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31
	2012	2011
	$	$

Accrued marketing expenses	-	541
Subcontractors of long term contract	-	252
Litigation provision	-	147
Related parties	387	414
Legal service providers	69	365
Withholding tax provision in respect of convertible bonds held by controlling shareholder	-	177
Other accrued expenses	321	268

	777	2,164

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company's facilities and those of certain subsidiaries are rented under several operating lease agreements for periods ending in 2013. The monthly lease amount, including management fees of the leased properties, is approximately $15.

Future minimum lease commitments under non-cancelable operating leases for the year ended December 31 2013, are as follows:

2013	141
$141

b.	Guarantees, indemnity and liens:

1.
The Company issued on October 17, 2011 a bank guarantee of up to NIS 62,662 ($16 as of December 31, 2011) to the services company for its new offices in Herzliya (see a above, which was replaced by a security deposit of NIS 74,013($20 as of December 31, 2012).

2.
On April 29, 2012, the Company's board of directors approved the recording of a floating charge, unlimited in amount, on all of the Company's assets in favor of the Company's chairman of the board of directors and chief executive officer in order to secure personal guarantees granted by them in favor of the Company to a bank (see Note 7a) and in order to secure short-term loans that are given by them from time to time to the Company.

c.	Litigation:

1.
In April 2004, the Department for Resources Supply of the Ministry of Ukraine (the "Department") filed a claim with the International Commercial Arbitration Court at the Ukrainian Chamber of Commerce and Industry (the "Arbitration Court") to declare a contract dated April 9, 2002, between the Company and the Ministry of Internal Affairs of the Ukraine (the "Ministry"), as void due to defects in the proceedings by which the Company was awarded the contract.  In July, 2004, the Arbitration Court declared the contract as void.  On April 27, 2005, the Company appealed the decision to the High Commercial Court of the Ukraine.  In May 2005, the Department filed a new statement of claim with the Arbitration Court for restitution of $1,048 paid to the Company by the Department under the contract.  On September 27, 2005, the Company received an un favored award issued by the Arbitration Court in the second claim (the "Award").  On December 12, 2005, the Company was informed that the Ukrainian Supreme Court had dismissed its appeal regarding the July 2004 decision. On June 29, 2006, the Ukrainian Supreme Court held that the Arbitration Court award was valid and legal under applicable law.

On September 28, 2008, the Department filed a petition (the "Petition") in the Central District Court of Israel (the "Court") under which the Department requested the confirmation of the Award as a valid foreign arbitral award under the laws of the State of Israel.

In  November 2008, the Company filed with the Court an objection to the Petition and a petition to declare the Award null and void. The Company's objection and petition rely on what the Company believes to be well-based evidence relating to the manner under which the arbitration proceedings were conducted by the Arbitration Court and against their validity and legality. The Company believes that the arbitration proceedings were conducted unfairly and jeopardized its basic rights. The Company's claims are also corroborated by a contrary legal opinion written by one of the arbitrators ("Arbitrator").

During the years 2009 until December 2011, several court sessions where held regarding the Petition, including the testimony of the independent arbitrator, while the Department's witnesses (including the other two Ukrainian arbitrators) did not appear in court at the times scheduled for their testimony.

On December 5, 2011 the Company submitted a summation in writing. However, the Department did  not submit  its summation and its counsel notified the Court that his appointment as the Department's counsel had been cancelled.

On April 15, 2012, the Court dismissed the Department's Petition and also declared the Award null and void.

2.
On October 30, 2003, SuperCom Slovakia received an award from the International Arbitral Center of the Austrian Federal Economic Chamber, in a case against the Ministry of Interior of the Slovak Republic ("the Ministry") relating to an agreement signed on March 17, 1998.  Upon the Arbitral Award, the Ministry of Interior of the Slovak Republic was ordered to pay SuperCom Slovakia  SKK 80,000,000 (approximately $3,464 as of December 31, 2012) plus interest accruing from March 1999. In addition, the Ministry of Interior of the Slovak Republic was ordered to pay the costs of arbitration in the amount of EUR 42,716 (approximately $56 as of December 31, 2012) and SuperCom Slovakia's legal fees in the amount of EUR 63,611 (approximately $84 as of December 31, 2012).  The Company initiated an enforcement proceeding to collect the arbitral awards.  The Ministry of Interior of the Slovak Republic filed a claim with the Commercial Court in Vienna, Austria on February 10, 2004, whereby it challenged and requested to set aside the arbitral award.  During September 2005, the Commercial Court of Vienna dismissed the claim.  On October 21, 2005, the Ministry of the Interior of the Slovak Republic filed an appeal.  On August 25, 2006, the Austrian Appellate Court rejected the appeal and ordered the Ministry to reimburse Supercom Slovakia´s costs of the appellate proceeding in the amount of EUR 6,688 within 14 days.  On October 3, 2006, the Company was informed that the Ministry had decided not to file an extraordinary appeal to the Austrian Supreme Court's decision rejecting its appeal and the award became final. To date, the Company's efforts to enforce the Commercial Court's decision have been unsuccessful, and the Company had hired new counsel (on a success based fee)  to support its efforts to enforce the award.

3.
On December 16, 1999, Secu-Systems Ltd. filed a lawsuit with the District Court in Tel-Aviv-Jaffa jointly and severally against the Company and its former subsidiary, InkSure Ltd. ("InkSure"), seeking a permanent injunction and damages arising from the printing method applied to certain products developed by InkSure. In its lawsuit, Secu-Systems asserted claims of breach of a confidentiality agreement between Secu-Systems and the Company, unjust enrichment of the Company and InkSure, breach of fiduciary duties owed to Secu-Systems by the Company and InkSure and misappropriation of trade secrets and damage to Secu-Systems' property.  On March 15, 2006, the Court denied the breach of contract claim, but upheld the claim for misappropriation of trade secrets and ordered InkSure and the Company to cease all activity involving the use of the confidential knowledge and/or confidential information of Secu-Systems. In addition, the court ordered the Company and Inksure to provide a report certified by an accountant setting forth in full the income and/or benefit received by InkSure and the Company as a result of the infringing activity through the date of the judgment, and ordered the Company and Inksure, jointly and severally, to pay to Secu-Systems compensation in the amount of NIS 100,000 ($26 as of December 31, 2012) and legal expenses as well as attorney's fees in the amount of NIS 30,000 ($8 as of December 31, 2011) (which was paid during 2006). Secu-Systems filed an appeal, and the Company and InkSure filed a counter-appeal, on the above ruling.

During the years thereafter several court sessions were held, judgments were made and appeals were filed by each of the parties. On December 15, 2009, the Court suggested that the parties try a mediation process in order to endeavor to come to an agreement. All the parties agreed to the suggestion.

In the course of the mediation process, during 2010, a mediation agreement in principle was reached. On November 30, 2010, the mediator determined that the sum payable by the Company to Secu-System is NIS 893,000 (approximately $239 as of December 31, 2012). The mediation agreement was approved by the Court on February 5, 2012. The Company paid the agreed upon amount in several payments during 2011 and 2012. As of December 31, 2012, there was no liability outstanding  related to this litigation.

4.
On May 7, 2012, a supplier of the Company filed a lawsuit with the Magistrate Court in Tel Aviv seeking  NIS 360,199 (approximately $96 as of December 31, 2012) claiming payments for products which were supplied during 2011 and for payments for products which were purchased by the supplier but were refused by the Company due to the Company's dissatisfaction in respect of the supplied products. The Company is denying the supplier's claims and has its own claims against the supplier in respect of the quality of the products supplied. The Company has  an objection to the Claim and a petition for a recovery by  the Company of its  direct loses due to the supplier's  lack of performance. The Company's objection and petition rely on what the Company believes to be well-based evidence of  the lack of performance, major delays in delivery, and poor workmanship with respect to some of the products manufactured by the supplier. A preliminary court session was held regarding the Petition, and additional court sessions are scheduled for July 2013. The balance of accounts payable with respect to the supplier as of December 31, 2012 is approximately $46, which represents the value of the supplied products during 2011. No additional provision has been recognized with respect to the supplier's claim.

INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
INCOME TAX
NOTE 10:-	INCOME TAX

a.	Changes in the Israeli corporate tax rates:

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) - 2011 was published  As part of the law, among other things, the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for 2009 and 2010) - 2009 and the Income Tax Ordinance (New Version) - 1961 were amended whereby, commencing in 2012, the blueprint for the reduction in the corporate tax rates will be cancelled and the corporate tax rate will be 25%.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws of the countries in which they are located.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the deferred tax assets of the Company and its subsidiaries are as follows:

	December 31,
	2012	2011
	$	$

Operating loss carry forward	10,631	11,128
Reserves and allowances	689	601

Net deferred tax assets before valuation allowance	11,320	11,729
Valuation allowance	(10,287)	(11,729)

Net deferred tax assets	1,033	-

Deferred income taxes consist of the following:
Domestic	5,632	6,892
Valuation allowance	(4,599)	(6,892)
Net deferred tax assets	1,033	-

Foreign	4,999	4,837
Valuation allowance	(4,999)	(4,837)

	-	-

As of December 31, 2012, the Company and its subsidiaries have provided a valuation allowance of $10,287 in respect of deferred tax assets resulting from tax loss carryforwards and other temporary differences. Management currently believes that since the Company and its subsidiaries had net profits during the 2011 and 2012, the deferred tax assets will be realized in the next two years.

d.	Carryforward tax losses:

SuperCom Ltd. has accumulated losses of approximately $22,528 for tax purposes as of December 31, 2012, which losses may be carried forward and offset against taxable income in the future for an indefinite period. SuperCom Ltd. also has a capital loss in an amount of approximately $14,225 which may be carried forward and offset against capital gains for an indefinite period. Losses carryforwards in Israel are measured in NIS.

As of December 31, 2012, SuperCom's subsidiaries in the United States have estimated total available carryforward tax losses of approximately $14,282. In the U.S., tax losses can be carried forward for 20 years. However, utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. These annual limitations may result in the expiration of net operating losses before utilization. An amount of $3,413 of the carryforward tax losses of the Company's U.S. subsidiary is subject to such limitation, due to the acquisition of Security Holding Corp. in 2007.

e.
SuperCom Ltd has received tax assessments which are considered as final through the tax year ended December 31, 2007.

SuperCom's subsidiaries in the United States and Israel have not received final assessments since their incorporation.

f.	Income (loss) before income tax consists of the following:

	Year ended December 31,
	2012	2011	2010
	$	$	$

Domestic	3,917	1,359	(1,275)
Foreign	(106)	(315)	(451)

	3,811	1,044	(1,726)

g.	Reconciliation of the theoretical tax benefit to the actual tax benefit:

A reconciliation of theoretical tax expense, assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense, is as follows:

	Year ended December 31,
	2012	2011	2010
	$	$	$
Income (loss) before income tax, as reported in the consolidated statements of operations	3,811	1,044	(1,726)
Statutory tax rate in Israel	25%	24%	25%

Theoretical tax (benefit) expense	953	251	(432)
Carryforward losses and other deferred taxes for which a full valuation allowance was recorded	(463)	(253)	486
Changes valuation allowance	(1,442)	-	-
Others	(54)	27	(4)

Actual income tax	(1,006)	25	50

CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2012
CONVERTIBLE BONDS [Abstract]
CONVERTIBLE BONDS
NOTE 11:-        CONVERTIBLE BONDS

In November 2006, the Company raised $3,156.5 through the issuance of units consisting of convertible bonds and warrants. Units valued at $2,500 were issued to Brevan Howard Master Fund Limited ("BH"), and units valued at $656.5 were issued to Special Situation Funds ("SSF"), based on the participation rights provided in a private placement during 2005. According to their original terms, the convertible bonds were to mature three years from the date of issuance and bear interest at an annual rate of 8% (which was updated as described below). Any withholding and other taxes payable with respect to the interest was to be grossed up and paid by the Company (approximately 3% of the principal of the bonds), payment of interest was to be net of any tax. The investors were also granted warrants entitling them to acquire a total of 134,154 ordinary shares at an original exercise price of $5 per share during the next five years.

In November 2007, due to a breach of certain conditions of the convertible bonds, the investors had the right to accelerate the repayment of the principal amount of the bonds with all the interest payable until the maturity date of the bonds. However, the Company signed an amendment to the agreement with the investors under which the Company was required to pay to one of the investors interest  of $276 (plus any withholding and other taxes payable with respect to the interest (approximately 3% of the principal of the bonds)) and in respect of the other investors, the Company changed the conversion ratio of the convertible bonds to $4.25. In consideration, the investors waived their right to accelerate the repayment of the convertible bonds. The Company accounted for this amendment as a modification of the convertible bonds.

In November 2007, June 2008, August 12, 2009, following a breach of the original and the amended terms of the convertible bonds, the Company and BH agreed to waive compliance and amend certain provisions of the convertible bonds to, among other things: (i) increase the applicable rate of interest to 12% and by 0.5% every 180 days thereafter; (ii) make monthly payments of $41 against the total amount due under the convertible bonds  over an eight (8) year period; and (iii) increase the number of warrants granted to 159,375 and reduce their exercise price to $0.40 per share. The modification was determined to be a debt extinguishment.

On November 9, 2009, the Company entered into an Amendment Agreement (the "Amendment Agreement") with SSF (which held  $624 of the convertible bonds). Pursuant to the Amendment Agreement, in exchange for security in certain assets of the Company,  SSF agreed to waive compliance and the Company agreed  to amend certain provisions of the convertible bonds to, among other thing: (i) increase the applicable rate of interest to 12% and by 0.5% every 180 days afterward; (ii) make monthly payments of $10 against the total amount due under the convertible bonds over an eight (8) year period; (iii) reduce the conversion price of the convertible bonds  to $3 and reduce the exercise price of the warrants to $0.40; and (iv) increase the number of warrants granted to 31,238.

On August 24, 2010, BH entered into an Absolute Assignment and Transfer of Bond and Warrant ("Assignment") with Sigma Wave Ltd. ("Sigma"), an Israeli company and a controlling shareholder of the Company. Pursuant to the Assignment, BH  assigned to Sigma all of its rights, title, obligations and interest in the convertible bonds and warrants held by it  as  of September 16, 2010.

On November 8, 2011, SSF assigned to Mr. Eliyahu Trabelsi all of their rights under the convertible bonds and warrants held by them.

The Assignments had no impact on the Company's assets or liabilities or its financial results.

As of December 31, 2010, the Company was in compliance with the covenants under the amended convertible bond agreements with respect to bonds held by SSF.

During the year 2011, Sigma and Mr. Eliyahu Trabelsi accepted the Company's debt arrangement proposal with respect to $3,047 of the convertible bonds  in accordance with the proposed arrangement for  the extinguishment of liabilities (see Note 1d). The Company allotted to Sigma and Mr. Trabelsi a total of 13,538,844 ordinary shares of the Company and the Company recorded $2,006 as a gain on extinguishment of debts based on the difference between the carrying amount of the liability extinguished ($3,047) and the fair value of the ordinary shares granted ($222), which gain was credited directly to share capital ($74),  additional paid-in capital ($148) and the fair value of the ordinary shares that the Company was committed to issue ($819). In addition $819 was credited directly to equity as "amount of liability extinguished on account of shares". An allotment of 4,444,000 ordinary shares was completed on September 2011 and the actual allotments for the remaining 9,094,400 ordinary shares to a trustee of Sigma and to Mr. Eliyahu Trabelsi was completed in April, 2012 (see Note 11).

During 2012, Sigma and Mr. Eliyahu Trabelsi accepted the Company's debt arrangement proposal for $3,592  of convertible bonds held by them. The Company allotted to Sigma and Mr. Trabelsi a total of 14,585,155 ordinary shares of the Company. In accordance with ASC Topic 470-50-40, the Company recorded $2,230 as a gain on extinguishment of debts based on the difference between the carrying amounts of the liability extinguished ($3,592) and the fair value of the ordinary shares granted ($1,367), which was credited directly to share capital ($221) and additional paid-in capital ($1,146).

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 12:-        SHARE CAPITAL

a.
The Company's common stock is quoted under the ticker symbol "SPCBF" on the OTCQB Market , which operates an electronic quotation service for securities traded over-the-counter.

On May, 14 2007 a 1 for 5.88235 reverse split of the Company's ordinary shares became effective. Pursuant to this reverse share split, each 5.88235 ordinary shares of NIS 0.01 par value became 1 ordinary share of NIS 0.0588235 par value.

b.	During 2010, the Company increased its authorized share capital to 52,000,000 ordinary shares.

c.
During 2011, 300,000 ordinary shares, were issued as settlement of  liabilities to an officer in an aggregate amount of  $51. Regarding ordinary shares that were issued during 2011 and 2012, as a part of  debt to equity conversion , see Note 1.

d.	Shareholders' rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

e.	Stock options:

1.
In 2003, the Company adopted a stock option plan under which the Company issues stock options (the "Option Plan"). The Option Plan is intended to provide incentives to the Company's employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Subject to the provisions of the Israeli Companies Law, the Option Plan is administered by the Compensation Committee, and is designed: (i) to comply with Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and the rules promulgated thereunder and to enable the Company and grantees thereunder to benefit from Section 102 of the Israeli Tax Ordinance and the Commissioner's Rules; and (ii) to enable the Company to grant options and issue shares outside the context of Section 102 of the Israeli Tax Ordinance. Options granted under the Option Plan are exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

On June 27, 2007, the Compensation Committee and board of directors of the Company approved a new option plan under which the Company may grant stock options to U.S. employees of the Company and its subsidiaries. Under this new option plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. On August 15, 2007, the new option plan was approved by the shareholders of the Company at the general shareholders meeting.

2.
During 2010 no options were granted.

On August 9, 2011, the Company issued options to purchase up to 150,000 shares to a former officer of the Company as part of his employment agreement. The options (the fair value of which was estimated at $6) have an exercise price of $0.11, vested immediately and will expire after five years.

On August 11, 2011, the Company issued options to purchase up to 300,000 shares to a former officer of the Company as part of the extinguishment of liabilities (see Note 1d). The options (the fair value of which was estimated at $36, based on the Company's share market price at the date the extinguishment was determined) have an exercise price of nil, vested immediately and expired on December 31, 2012.

On August 24, 2011, the Company issued options to purchase up to 385,000 shares to several employees of the Company. The options (the fair value of which was estimated at $18) have an exercise price of $0.20. Of such options, 155,000 options vested on January 1, 2012 and the remaining 230,000 will vest on January 1, 2013. The options will expire after ten years.

During 2012 no options were granted.

3.	A summary of the Company's stock option activity and related information is as follows:

	Year ended December 31
	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	2,163,857	0.79	1,404,219	1.23	1,489,176	1.34
Granted	-	-	835,000	0.11	-	-
Exercised	(342,121)	0.00	(10,007)	0.02	(11,007)	0.016
Canceled and forfeited	(1,273,689)	1.61	(65,355)	1.74	(73,950)	3.52
Outstanding at end of year	548,047	0.97	2,163,857	0.79	1,404,219	1.23
Exercisable at end of year	393,047	1.27	1,778,857	0.92	1,404,219	1.23

The weighted average fair value of options granted during the reported periods (excluding 300,000 options granted in 2011 as part of the extinguishment of liabilities) was $0.05 per option for the year ended December 31, 2011. In 2010 and 2012 no options were granted.

The fair value of these options was estimated on the date of grant using the Black & Scholes option pricing model. The following weighted average assumptions were used for the 2011 grants: risk-free rate of 0.76%, dividend yield of 0%, expected volatility factor of 176.54% and expected term of 4.64 years.

The expected volatility was based on the historical volatility of the Company's stock. The expected term was based on the historical experience and based on Management estimate.

Compensation expenses recognized by the Company related to its share-based employee compensation awards were $7, $10, and $14 for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table summarizes the allocation of the stock-based compensation charge:

	Year ended December 31,
	2012	2011	2010
	$	$	$

Cost of revenues	1.5	2	3
Research and development expenses	4	5	2
Selling and marketing expenses	-	-	3
General and administrative expenses	1.5	3	6

	7	10	14

3.	The options outstanding and exercisable as of December 31, 2012, have been separated into ranges of exercise prices as follows:

Range of exercise price	Options outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2012	Weighted average exercise price	Aggregate intrinsic value
$

0.00 - $ 0.20	445,997	6.74	0.15	-	290,997	0.13	-

2.47 - $ 3.38	14,450	1.24	3.06	-	14,450	3.06	-
4.12 - $ 4.64	42,400	3.94	4.44	-	42,400	4.44	-
5.00 - $ 5.24	45,200	2.08	5.10	-	45,200	5.10	-

	548,047		0.97		393,047	1.27

The total intrinsic value of options exercised during the years ended December 31, 2012,  2011 and 2010 was $0, $1, and $1, respectively, based on the Company's average stock price of $ 0.14, $0.10, and $0.14, during the years ended on those dates, respectively.

A summary of the status of the non-vested options granted to employees as of December 31, 2012 and changes during the year ended December 31, 2012 is presented below:

	Options	Weighted-average grant-date fair value

Non-vested at January 1, 2012	385,000	$0.05
Granted
Vested (including cancelled and exercised)	(230,000)	0.05
Forfeited	-	-
Non-vested at December 31, 2012	155,000	$0.05

As of December 31, 2012, there was $3 of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the stock option plans.

f.	Private placements and warrants:

1.
During 2010, warrants to acquire up to 1,759,988 shares were granted, of which 553,846 warrants, with an exercise price of $0.15 per share were granted to an investor as a part of private placement (see 4 below) and 1,206,142 warrants, with an exercise price of $nil per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1d). The fair market value of the warrants granted under the debt extinguishment is $147, based on the market price of the Company's shares at the date when the extinguishment was determined.

During 2011, warrants to purchase up to 1,081,871 shares with an exercise price of $ nil per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1d). The fair market value of the warrants granted is $143, based on the market price of the Company's share s at the date when the extinguishment was determined.

During 2012, warrants to purchase up to 1,384,456 shares with an exercise price of $nil per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1d). The fair market value of the warrants granted is $124, based on the market price of the Company's share s at the date when the extinguishment was determined.

2.
A summary of the Company's warrants activity to consultants and investors (including warrants issued in connection with convertible bonds and extinguishment of liabilities) and related information is as follows:

	Year ended December 31,
	2012		2011		2010
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price(*)	Number of warrants	Weighted average exercise price
	-		$-		$-	$
Outstanding at beginning of year	3,002,859	0.36	2,157,002	0.36	658,706	2.70
Granted	1,384,456	0.00	1,081,871	0.00	1,759,988	0.05
Exercised	(712,808)	0.41	-	-	-	-
Canceled and forfeited	-	-	(236,014)	1.24	(261,692)	3.53
Outstanding at end of year	3,674,507	0.13	3,002,859	0.16	2,157,002	0.36
Exercisable at end of year	3.674,507	0.13	3,002,859	0.16	2,157,002	0.36

(*)	The weighted average exercise price is after re-pricing the exercise price related to the convertible bond holders.

The warrants to consultants and investors (including warrants issued in connection with the convertible bonds and extinguishment of liabilities), outstanding and exercisable as of December 31, 2012, have been separated into ranges of exercise prices as follows:

Range of exercise price	Warrants outstanding and exercisable as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
	-		$	$

$ 0.00	2,959,661	0.23	0.00	266
$ 0.15 - $ 0.65	633,846	2.05	0.21	-
$ 2.50 - $ 3.53	20,000	0.38	3.38	-
$ 4.42 - $ 4.85	61,000	1.07	4.72	-

	3,674,507		0.13

3.
The fair value of all the warrants granted as described above was measured based on the fair value of the instruments issued on the date of grant, since, based on the opinion of the Company's  management, such measurement is more reliable than the fair value of services.

4.
On March 22, 2010, the Company entered into a subscription agreement with a private investor, Mr. Yitzchak Babayov (the "Investor"), pursuant to which at a March 23, 2010 closing, the Company issued 1,538,461 of its ordinary shares (the "Transaction Shares") in consideration of a cash payment of $200.

Concurrent with the execution of the subscription agreement, the Company and the Investor entered into a warrant agreement pursuant to which the Investor received a warrant  to purchase up to 553,846 ordinary shares of the Company at an exercise price of $0.15 per share. The warrant has a term of five (5) years and contains standard adjustments for stock dividends, stock splits, reclassification and similar events. The Company's shareholders approved and ratified the terms of the transaction with the Investor at the annual general meeting held on September 12, 2010. The approval of the transaction, which provided the Investor with the ability to acquire more than twenty five percent (25%) of the Company's issued and outstanding shares as of the date of the agreement, exempted such acquisition from the Israeli tender offer requirements

The Transaction Shares and the ordinary shares issuable upon the exercise of the warrant have not been registered under the Securities Act and may not be offered or sold except pursuant to an effective registration statement or an applicable exemption from the registration requirements of the Securities Act.

g.	Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.

h.	Convertible bonds and warrants issued to the convertible bond holders - see Note 11.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 13:-	RELATED PARTY TRANSACTIONS

a.
On October 1, 2001, the Company entered into a consulting agreement with a company owned by a former chairman of the board of directors, Mr. Eli Rozen, who also was one of the co-founders of the Company.

In consideration of these consulting services, the Company  undertook to pay Mr. Rozen $10.5 per month plus motor vehicle expenses. In addition the Company was required to pay $1.5 per month as a director's fee. During 2009, the Company paid $32 in cash pursuant to this agreement. Regarding the partial payment in options during 2009, see Note 13d below and regarding debt extinguishment during 2010 then, see Note 13e below.

On July 8, 2010, the board of directors accepted the resignation of the then chairman of the board of directors, effective July 25, 2010. The Company recorded during 2010 an expense of $75 related to his former consulting agreement. In addition, on July 8, 2010, the Company entered into a services agreement with him (and as of that date one of the Company's major shareholders), pursuant to which the parties terminated the former consulting agreement and agreed that he will provide the Company with ongoing consulting services as may be reasonably required by the Company, for the  consideration of 2% of the Company's gross receipts from a major customer and the reimbursement of reasonable costs and expenses incurred by him.

During 2012, 2011 and 2010, the Company recorded an expense of $ 24, $130 and $83, respectively, in accordance with the services agreement, which was terminated on July 7, 2012.

b.
On October 1, 2001, the Company entered into a consulting agreement with a company owned by a former member of the Company's Board of Directors, who was one of the Company's co-founders and a principal shareholder. On January 13, 2005, the General Shareholders Meeting approved, among other things, the following amendments to the consulting agreement:

•	As of the date of the approval of the General Shareholders Meeting, the consideration payable under the consulting agreement will be $7 per month.

•	Upon the termination of a car lease agreement in March 2005, to increase the car lease to a price of up to NIS 4,200 (approximately $1.1 as of December 31, 2011) per month, excluding tax.

In addition, the Company was required to pay $1.5 per month as a director's fee.

During 2009 the Company paid $22 in cash pursuant to this agreement. Regarding the partial payment in options during 2009, see below Note 13d and regarding debt extinguishment during 2010 see Note 13e below.

On July 8, 2010, the Company's board of directors accepted the resignation of this director, effective immediately. The Company recorded an expense of $53 during 2010 related to the former director's consulting agreement. In addition, on July 8, 2010, the Company entered into a services agreement with the former  director (and as of that date one of the Company's major shareholders), effective immediately, pursuant to which the parties terminated the former consulting agreement and agreed that the former director will provide management services with respect to a certain project for a consideration of: (i) a monthly fee of $3, (ii) reimbursement of reasonable costs and expenses incurred by him, and (iii) the provision of  a cellular phone and automobile. The Company also agreed to grant the former director options to purchase up to 50,000 ordinary shares of the Company according to terms to be determined by the Board of Directors, which terms have not yet been determined.

During 2012, 2011 and 2010, the Company recorded an expense of $18, $63 and $38, respectively, in accordance with the services agreement with the former director, which agreement was terminated on July 7, 2012.

c.
On October 1, 2001, the Company entered into a consulting agreement with a company owned by one of the co-founders of the Company, Mr. Jack Hassan.

In consideration for these services, the Company was required to pay $4.6 per month, plus motor vehicle expenses. During 2009 the Company paid $15 in cash pursuant to this agreement. Regarding the partial payment in options during 2009, see Note 13d below and regarding debt extinguishment during 2010, see Note 13e below.

The Company recorded an expense of $37 during 2010 related to the former consulting agreement. On July 8, 2010, the Company entered into a services agreement with the co-founder of the Company(and as of that date, one of the Company's major shareholders), effective immediately, pursuant to which the parties terminated the former co-founder's consulting agreement and agreed that the co-founder will provide the Company with ongoing consulting services as may be reasonably required by the Company for a consideration of a monthly fee of $3 and reimbursement of reasonable costs and disbursements incurred by him in connection with his services. The Company also granted the co-founder options to purchase up to 100,000 ordinary shares of the Company according to terms to be determined by the board of directors, which terms have not yet been determined.

During 2012, 2011 and 2010, the Company recorded expenses of $19, $39 and $21, respectively, in accordance with the services agreement with the co-founder, which agreement was terminated on July 7, 2012.

d.
On December 21, 2008, a special general meeting of shareholders approved that as part of a cost cutting plan, all of the Company's non-external directors will join a temporary arrangement for a minimum of three months pursuant to which the remuneration payable to them shall be paid in fully vested options to purchase shares of the Company instead of in cash, effective October 1, 2008, with an option for the Company to extend it from time to time for additional consecutive periods of up to twelve (12) months in the aggregate. During 2009, options to purchase an aggregate of 478,543 of the Company's ordinary shares were granted to the  non-external directors as part of the cost cutting plan. The options have an exercise price of NIS 0.0582235 per share, vested immediately and will expire after ten years.

e.
As part of the debt extinguishment plan of the Company (see also Note 1d) and in accordance with their services agreements, the abovementioned service providers agreed to a partial forgiveness of the debts due to them under the former consulting agreements accrued from October 1, 2009 until July 8, 2010, which total amount was $245, in consideration of the issuance of warrants to purchase  1,083,071 ordinary shares of the Company at an exercise price of nil . The fair value of the warrants was estimated as $130. The difference between the carrying amount of the amounts due and the fair value of the warrants was recognized as a capital gain. During 2012,  589,737 warrants were exercised.

f.
On July 25, 2010, the Company's board of directors elected Mrs. Tsviya Trabelsi to serve as the chairman of the board of directors. Mrs. Trabelsi is an officer at Sigma, which is the controlling shareholder of the Company and is also the wife of the Company's chief executive officer and the sister of one of the members of the Company's board of directors. On May 12, 2011, the special general meeting approved the service agreement of Mrs. Trabelsi whereby her monthly fee will be calculated every month at 60% of the Company's chief executive officer's monthly cost. In addition to the above consideration, the Company agreed to bear all reasonable costs and expenses incurred by her in connection with her services and to provide her with an automobile. On December 12, 2011, Mrs. Trabelsi resigned from the board effective immediately and the Board of Directors of the Company approved the appointment of Mr. Arie Trabelsi as its new chairman, effective immediately. On December 27, 2012, the general meeting of shareholders approved the appointment of Mrs. Trabelsi as its new chairman. Her management services fees are subject for approval by the general assembly on May, 9, 2013.

g.
Mr. Trabelsi has served as the chief executive officer of the Company since June 1, 2012, and served as the chairman of the Company's board  of directors from December 12, 2011 until  December 27, 2012. Mr. Trabelsi is the sole director of Sigma, which is the controlling shareholder of the Company. His management services fees are subject to approval by the general assembly on May 9, 2013.

h.	As of December 31, 2012, the Company accrued $226 as expenses arising from all related parties providing consulting services.

SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 14:-        SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC Topic 280, "Segment Reporting".

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2012		2011		2010
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
East European country (*)	8,637	-	7,498	-	6,770	-

United States	217	17	344	24	536	37
Israel	86	76	80	72	83	73

	8,940	93	7,922	96	7,389	110

-	Revenues were attributed to countries based on the customer's location.

-
Property and equipment were classified based on geographic areas in which such property and equipment items are held.

(*) Due to the demand of the customer, the name of the specific country cannot be disclosed.

b.	Summary of revenues from external customers of the continued operations based on products and services:

	Year ended December 31,
	2012	2011	2010
	$	$	$

Raw materials and equipment	3,856	5,822	3,822
Maintenance, royalties and project management	5,084	2,100	3,567

	8,940	7,922	7,389

c.	Major customer data as a percentage of total sales from external costumers of the continued operations:

	Year ended December 31,
	2012	2011	2010

Customer A	64%	95%	92%

OTHER (INCOME) EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER (INCOME) EXPENSES [Abstract]
OTHER (INCOME) EXPENSES
NOTE 15:-	OTHER (INCOME) EXPENSES

	Year ended December 31,
	2012	2011	2010
	$	$	$

Gain on prior years subcontract provision	(323)	-	-
Capital loss on disposal of property and equipment	-	6	-
Doubtful debt provision	1,595
Gain on extinguishment of debts (*)	(187)	(143)	(124)
Capital gain on sale of subsidiary	-	-	(272)
Net total	1,085	(137)	(396)

(*)	Comprised of the capital gain on extinguishment of working capital related liabilities (employees, service providers etc.). See also Note 1.

Bad debt

The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at beginning	provision	Balance at end
	of period	of period	of period
	USD
	(in thousands)

2010	3,470	(1,937)	1,553
2011	1,553	(1,419)	134
2012	134	1,592	1,726

FINANCIAL (EXPENSES) INCOME, NET	12 Months Ended
Dec. 31, 2012
FINANCIAL (EXPENSES) INCOME, NET [Abstract]
FINANCIAL (EXPENSES) INCOME, NET
NOTE 16:-        FINANCIAL (EXPENSES) INCOME, NET

	Year ended December 31,
	2012	2011	2010
	$	$	$
Financial expenses:
Interest, amortization of discount, bank charges and fees (*)	(425)	(1,021)	(621)
Exchange differences	-	-	(57)

Total financial expenses	(425)	(1,021)	(678)
Financial income:

Gain on extinguishment of convertible bonds (**)	2,230	2,006	-
Exchange differences	-	5	-
Interest	-	-	-

Total financial income	2,230	2,011	-

Net total	1,805	990	(678)

(*)	In 2012, 2011 and 2010, includes expenses of $445, $968, and $586 related to convertible bonds, respectively. (See Note 11 above).

(**)	See Note 1

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to allowance for doubtful account and contingencies.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

Most of the revenues of the Company and its subsidiaries are received in U.S. dollars. In addition, a substantial portion of the costs of the Company and its subsidiaries are incurred in U.S. dollars. Therefore, management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board ("FASB"). All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or financial expenses as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries in Israel and the United States. Material intercompany transactions and balances were eliminated upon consolidation. Material profits from intercompany sales, not yet realized outside the group, were also eliminated.

Cash and cash equivalents
d.	Cash and cash equivalents:
The Company considers unrestricted short-term highly liquid investments originally purchased with maturities of three months or less to be cash and cash equivalents.
Allowance for doubtful accounts
e.	Allowance for doubtful accounts:

The allowance for doubtful accounts is determined with respect to specific amounts the Company has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers and the information available regarding such customers.

Inventories
f.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are mainly provided to cover risks arising from slow-moving items or technological obsolescence. Cost is determined as follows:

Raw  materials, parts and supplies - using the "moving average cost" method or the "first in first out" method.

Finished products - on the basis of direct manufacturing costs.

Property and equipment
h.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is computed using the straight-line method, over the estimated useful lives, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Impairment of long-lived assets and intangible assets
i.	Impairment of long-lived assets and intangible assets:

The Company's long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value, less costs to sell.

Convertible Bonds
j.
Convertible Bonds:

The Company applied the provisions of ASC Topic 470 - 10 - 45 "Debt - Other presentation matters" with respect to a financing agreement signed after December 31, 2010 but before the issuance of the 2010 financial statements and accordingly, presented as of December 31, 2010, $4,262, of  convertible bonds  as a long term liability.

Accrued severance pay and severance pay fund
k.	Accrued severance pay and severance pay fund:

The liabilities of the Company for severance pay of its Israeli employees are calculated pursuant to Israel's Severance Pay Law. Employees are entitled to one month's salary for each year of employment, or portion thereof. The Company's liability for all its employees is presented under "accrued severance pay". The Company deposits on a monthly basis to severance pay funds and insurance policies. The value of these policies is presented as an asset on the Company's balance sheet.

The deposited funds include accrued income up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the Company's obligation pursuant to Israel's Severance Pay Law or labor agreements.

Severance expenses for the years ended December 31, 2012, 2011 and 2010 amounted to  $10, $15 and $57, respectively.

Revenue recognition
l.	Revenue recognition:

The Company and its subsidiaries generate their revenues from the sale of products, maintenance, royalties and long term contracts (including training and installation).

Product sales are recognized in accordance with Staff Accounting Bulletin No. 104, "Revenue Recognition" ("SAB No. 104"), when persuasive evidence of an agreement exists, delivery of the product has occurred or services have been rendered, the fee is fixed or determinable, collectability is reasonably assured, and inconsequential or perfunctory performance obligations remain. If the product requires specific customer acceptance, revenue is deferred until customer acceptance occurs or the acceptance provision lapses.

The Company is not obligated to accept returned products or issue credit for returned products, unless a product return has been approved by the Company in advance and according to specific terms and conditions. As of December 31, 2012, the Company had an allowance for customer returns in the amount of $6.

The Company recognizes certain long-term contract revenues in accordance with ASC Topic 605-35, "Construction-Type and Production-Type Contracts". Pursuant to ASC Topic 605-35, revenues from these contracts are recognized under the percentage of completion method.  The Company measures the percentage of completion based on output or input criteria, such as contract milestones, percentage of engineering completion or number of units shipped, as applicable to each contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first identified, in the amount of the estimated loss on the entire contract. As of December 31, 2012, no such estimated losses were identified.

The Company believes that the use of the percentage of completion method is appropriate, since the Company has the ability, using also an independent subcontractor's evaluation, to make reasonably dependable estimates of the extent of progress made towards completion, contract revenues and contract costs.  In addition, contracts executed include provisions that clearly specify the enforceable rights of the parties to the contract, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and the parties are expected to satisfy their obligations under the contract.

In contracts that do not meet all the conditions mentioned above, the Company utilized zero estimates of profits; equal amounts of revenue and cost are recognized until results can be estimated with sufficient accuracy.

Revenues and costs recognized pursuant to ASC Topic 605-35 on contracts in progress are subject to management estimates. Actual results could differ from these estimates. As of December 31, 2011 and 2012, all the long-term contracts were completed and their related revenues were recognized in full.

Revenues for maintenance services are recognized over the term of the contracts. The warranty period is usually 12 months. Based primarily on historical experience, the Company does not provide for warranty costs when revenue is recognized, since such costs are not material.

Deferred revenues and customer advances include amounts received from customers for which revenues have not been recognized.

The Company provides its customers with a license to issue IDs, passports and driver's licenses and it is entitled to royalties upon the issuance of each document by its customers. Such royalties are recognized when the issuances are reported to the Company (usually on a monthly basis).

Shipping and handling costs
n.	Shipping and handling costs:

Shipping and handling fees billed to customers are reflected as revenues while the related shipping and handling costs are included in cost of revenues. To date, shipping and handling costs have not been material.

Research and development costs
o.	Research and development costs:
Research and development costs (other than software) are expensed as incurred.
Income taxes
p.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes". This Standard  prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of  the assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise's financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition and measurement threshold. The Company's accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its fiscal 2012, 2011 and 2010 financial statements.

Concentrations of credit risk
q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash deposits and trade receivables. The Company's trade receivables are derived from sales to limited number of customers located primarily in Eastern Europe, the United States and Israel. The Company performs ongoing credit evaluations of its customers' financial condition. The allowance for doubtful accounts is determined with respect to specific debts that the Company has determined to be doubtful of collection.

Cash and cash equivalents and restricted cash deposits are deposited with major banks in Israel and the United States. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments.

The Company has no significant off-balance-sheet credit risks, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Basic and diluted earnings (loss) per share
r.	Basic and diluted earnings (loss) per share:

Basic earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of stock options and warrants outstanding during the year using the treasury stock method and the dilutive potential, if any, of convertible bonds using the "if-converted method".

The number of potential shares from the conversion of convertible bonds, options and warrants that have been excluded from the calculation were 512,080,  2,733,688 and 4,557,840 for the years ended December 31, 2012, 2011 and 2010, respectively.

Fair value of financial instruments
s.	Fair value of financial instruments:

At December 31, 2012 and 2011, the carrying amounts of cash and cash equivalents, restricted cash deposits, current trade receivables, other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such financial instruments.

Accounting for stock-based compensation
t.	Accounting for stock-based compensation:

Share-based compensation, including grants of stock options, is recognized in the consolidated statement of operations as an operating expense, based on the fair value of the award on the date of grant.  The fair value of stock-based compensation is estimated using an option-pricing model.

The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company estimates the fair value of employee stock options using a Black-Scholes valuation model. The Company amortizes compensation costs using the graded vesting attribution method over the vesting period, net of estimated forfeitures.

Discontinued operations
u.	Discontinued operations:

The Company applies ASC Topic 205-20, "Presentation of Financial Statements - Discontinued Operation". According to ASC Topic 205-20, when a component of an entity, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on the disposed component, required to be classified as discontinued operations and the assets and liabilities of such component should be classified as assets and liabilities attributed to discontinued operations if both of the following conditions are met: a) the operations and cash flows of the component have been (or will be) eliminated from the ongoing operations of the company as a result of the disposal transaction, and b) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction. (See also Note 1b).

GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Schedule of Discontinued Operations
Year ended
December 31,2010
$

Revenues	541
Cost of revenues	(497)
Research and development	(96)
Selling and marketing	(105)
General and administrative	(28)
Financial expenses	(4)
Impairment of goodwill and other intangible assets	-
Net loss	$(189)

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Depreciation of Property and Equipment
%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2012	2011
	$	$

Prepaid expenses	138	21
Government institutions	106	56

Others	67	28

	311	105

INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES, NET [Abstract]
Schedule of Inventory, Net
	December 31,
	2012	2011
	$	$

Raw materials, parts and supplies	259	216
Finished products	21	53

	280	269

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2012	2011
	$	$
Cost:
Computers and peripheral equipment	274	254
Office furniture and equipment	198	194
Leasehold improvements	29	24
	501	472
Accumulated depreciation:
Computers and peripheral equipment	253	246
Office furniture and equipment	143	128
Leasehold improvements	12	2
	408	376
Depreciated cost	93	96

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31
	2012	2011
	$	$

Accrued marketing expenses	-	541
Subcontractors of long term contract	-	252
Litigation provision	-	147
Related parties	387	414
Legal service providers	69	365
Withholding tax provision in respect of convertible bonds held by controlling shareholder	-	177
Other accrued expenses	321	268

	777	2,164

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases
2013	141
$141

INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2012	2011
	$	$

Operating loss carry forward	10,631	11,128
Reserves and allowances	689	601

Net deferred tax assets before valuation allowance	11,320	11,729
Valuation allowance	(10,287)	(11,729)

Net deferred tax assets	1,033	-

Deferred income taxes consist of the following:
Domestic	5,632	6,892
Valuation allowance	(4,599)	(6,892)
Net deferred tax assets	1,033	-

Foreign	4,999	4,837
Valuation allowance	(4,999)	(4,837)

	-	-

Schedule of Income (Loss) before Income Tax
	Year ended December 31,
	2012	2011	2010
	$	$	$

Domestic	3,917	1,359	(1,275)
Foreign	(106)	(315)	(451)

	3,811	1,044	(1,726)

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2012	2011	2010
	$	$	$
Income (loss) before income tax, as reported in the consolidated statements of operations	3,811	1,044	(1,726)
Statutory tax rate in Israel	25%	24%	25%

Theoretical tax (benefit) expense	953	251	(432)
Carryforward losses and other deferred taxes for which a full valuation allowance was recorded	(463)	(253)	486
Changes valuation allowance	(1,442)	-	-
Others	(54)	27	(4)

Actual income tax	(1,006)	25	50

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Summary of Stock Option Activity

	Year ended December 31
	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	2,163,857	0.79	1,404,219	1.23	1,489,176	1.34
Granted	-	-	835,000	0.11	-	-
Exercised	(342,121)	0.00	(10,007)	0.02	(11,007)	0.016
Canceled and forfeited	(1,273,689)	1.61	(65,355)	1.74	(73,950)	3.52
Outstanding at end of year	548,047	0.97	2,163,857	0.79	1,404,219	1.23
Exercisable at end of year	393,047	1.27	1,778,857	0.92	1,404,219	1.23

Schedule of Allocation of Stock-Based Compensation Expense
	Year ended December 31,
	2012	2011	2010
	$	$	$

Cost of revenues	1.5	2	3
Research and development expenses	4	5	2
Selling and marketing expenses	-	-	3
General and administrative expenses	1.5	3	6

	7	10	14

Schedule of Stock Options, Outstanding and Exercisable
Range of exercise price	Options outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2012	Weighted average exercise price	Aggregate intrinsic value
$

0.00 - $ 0.20	445,997	6.74	0.15	-	290,997	0.13	-

2.47 - $ 3.38	14,450	1.24	3.06	-	14,450	3.06	-
4.12 - $ 4.64	42,400	3.94	4.44	-	42,400	4.44	-
5.00 - $ 5.24	45,200	2.08	5.10	-	45,200	5.10	-

	548,047		0.97		393,047	1.27

Schedule of Nonvested Options Activity
	Options	Weighted-average grant-date fair value

Non-vested at January 1, 2012	385,000	$0.05
Granted
Vested (including cancelled and exercised)	(230,000)	0.05
Forfeited	-	-
Non-vested at December 31, 2012	155,000	$0.05

Summary of Warrant Related Activity

	Year ended December 31,
	2012		2011		2010
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price(*)	Number of warrants	Weighted average exercise price
	-		$-		$-	$
Outstanding at beginning of year	3,002,859	0.36	2,157,002	0.36	658,706	2.70
Granted	1,384,456	0.00	1,081,871	0.00	1,759,988	0.05
Exercised	(712,808)	0.41	-	-	-	-
Canceled and forfeited	-	-	(236,014)	1.24	(261,692)	3.53
Outstanding at end of year	3,674,507	0.13	3,002,859	0.16	2,157,002	0.36
Exercisable at end of year	3.674,507	0.13	3,002,859	0.16	2,157,002	0.36

(*)	The Weighted average exercise price is after re-pricing of the exercise price related to the convertible bond holders.

Schedule of Warrants Outstanding and Exercisable
Range of exercise price	Warrants outstanding and exercisable as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
	-		$	$

$ 0.00	2,959,661	0.23	0.00	266
$ 0.15 - $ 0.65	633,846	2.05	0.21	-
$ 2.50 - $ 3.53	20,000	0.38	3.38	-
$ 4.42 - $ 4.85	61,000	1.07	4.72	-

	3,674,507		0.13

SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of External Customer Revenues by Geographic Area
	Year ended December 31,
	2012		2011		2010
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
East European country (*)	8,637	-	7,498	-	6,770	-

United States	217	17	344	24	536	37
Israel	86	76	80	72	83	73

	8,940	93	7,922	96	7,389	110

Schedule of Revenues by External Customers by Products and Services
	Year ended December 31,
	2012	2011	2010
	$	$	$

Raw materials and equipment	3,856	5,822	3,822
Maintenance, royalties and project management	5,084	2,100	3,567

	8,940	7,922	7,389

Schedule of Major Customers, Precent of Total Sales
	Year ended December 31,
	2012	2011	2010

Customer A	64%	95%	92%

OTHER (INCOME) EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER (INCOME) EXPENSES [Abstract]
Schedule of Other (Income) Expenses
	Year ended December 31,
	2012	2011	2010
	$	$	$

Gain on prior years subcontract provision	(323)	-	-
Capital loss on disposal of property and equipment	-	6	-
Doubtful debt provision	1,595
Gain on extinguishment of debts (*)	(187)	(143)	(124)
Capital gain on sale of subsidiary	-	-	(272)
Net total	1,085	(137)	(396)

Schedule of Allowance for Doubtful Accounts Receivable
	Balance at beginning	provision	Balance at end
	of period	of period	of period
	USD
	(in thousands)

2010	3,470	(1,937)	1,553
2011	1,553	(1,419)	134
2012	134	1,592	1,726

FINANCIAL (EXPENSES) INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL (EXPENSES) INCOME, NET [Abstract]
Schedule of Financial Expenses (Income), Net
	Year ended December 31,
	2012	2011	2010
	$	$	$
Financial expenses:
Interest, amortization of discount, bank charges and fees (*)	(425)	(1,021)	(621)
Exchange differences	-	-	(57)

Total financial expenses	(425)	(1,021)	(678)
Financial income:

Gain on extinguishment of convertible bonds (**)	2,230	2,006	-
Exchange differences	-	5	-
Interest	-	-	-

Total financial income	2,230	2,011	-

Net total	1,805	990	(678)

(*)	In 2012, 2011 and 2010, includes expenses of $445, $968, and $586 related to convertible bonds, respectively. (See Note 11 above).

(**)	See Note 1

GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Jul. 08, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 03, 2010	Jan. 29, 2010	Jan. 28, 2010	Mar. 25, 2009
GENERAL [Abstract]
Business acquisition, purchase price								$ 262
Business acquisition, contingent consideration								600
Discontinued operations, consideration received						250	147
Discontinued operations, loan paid off							290
Maximum earn out amount						1,500
Results of the discontinued operations:
Revenues				541
Cost of revenue				(497)
Research and development				(96)
Selling and marketing				(105)
General and administrative				(28)
Financial expenses				(4)
Impairment of goodwill and other intangible assets
Net loss				(189)
Loan due from subsidiary assigned to purchaser				1,400
Capital gain on sale of subsidiary				272
Extinguishment of liabilities:
Share price					$ 0.09
Shares issued for a percentage of outstanding debt					40.00%
Percentage of outstanding debt forgiven					60.00%
Amount of debt extinguished	245	3,910	3,369	271
Warrants	1,083,071		1,081,871	1,206,142
Options			300,000
Ordinary shares		14,585,155	13,538,844
Capital gain on extinguishment of liabilities		2,417	2,149	124
Fair value of awards issued	130	1,240	1,220	147
Share capital adjustment		221
Amount of liability extinguished on account of shares		127	819
Additional paid in capital adjustment		1,019
Warrant fair value		$ 124	$ 143	$ 147

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Convertible bonds				$ 4,262
Severance expense	10		15	57
Allowance for customer returns	$ 6
Potentially dilutive shares excluded from earnings per share calculation	512,080		2,733,688	4,557,840
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate		[1]

[1]	Over the shorter of the term of the lease or the life of the asset

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 138	$ 21
Government institutions	106	56
Other	67	28
Other accounts receivable and prepaid expenses	$ 311	$ 105

INVENTORIES, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES, NET [Abstract]
Raw materials, parts and supplies	$ 259	$ 216
Finished goods	21	53
Inventories, net	280	269
Write offs for slow inventory	$ 57	$ 74

INVESTMENT IN A MAJORITY-OWNED COMPANY (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Mar. 31, 2000	Dec. 31, 2012
INVESTMENT IN A MAJORITY-OWNED COMPANY [Abstract]
Additional ownership percentage purchased	16.00%
Nominal value of investment	$ 1
Loan to third party investor, later written down	$ 275
Interest rate on loans	0.70%
Ownership percentage		66.00%

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 501	$ 472
Accumulated depreciation	408	376
Property and equipent, net	93	96
Depreciation expenses	32	28	47
Intangible assets, fully depreciated	72
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	274	254
Accumulated depreciation	253	246
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	198	194
Accumulated depreciation	143	128
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	29	24
Accumulated depreciation	$ 12	$ 2

BANK CREDIT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
BANK CREDIT [Abstract]
Credit line, fully utilized	$ 100	$ 100

ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued marketing expenses		$ 541
Subcontractors of long term contract		252
Litigation provision		147
Related parties	387	414
Legal service providers	69	365
Withholding tax provision in respect of convertible bonds held by controlling shareholder		177
Other accounts payable and accrued expenses	321	268
Accrued expenses and other liabilities	$ 777	$ 2,164

COMMITMENTS AND CONTINGENT LIABILITIES (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2006 Positive Outcome of Litigation [Member] EUR (€)	Dec. 31, 2003 Positive Outcome of Litigation [Member] USD ($)	Dec. 31, 2003 Positive Outcome of Litigation [Member] CZK	Dec. 31, 2003 Positive Outcome of Litigation [Member] EUR (€)	Dec. 31, 2012 Pending Litigation [Member] USD ($)	Dec. 31, 2012 Pending Litigation [Member] ILS	Dec. 31, 2012 Litigation [Member] USD ($)	Dec. 31, 2012 Litigation [Member] ILS	Dec. 31, 2011 Litigation [Member] USD ($)	Dec. 31, 2011 Litigation [Member] ILS	Dec. 31, 2010 Litigation [Member] USD ($)	Dec. 31, 2010 Litigation [Member] ILS	Dec. 31, 2006 Litigation [Member] USD ($)	Dec. 31, 2006 Litigation [Member] ILS
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Monthly lease amount	$ 15,000
Future minimum lease commitments, 2013	141,000
Future minimum lease commitments	141,000
Bank guarantee			16,000	62,662
Security deposit	20,000	74,013
Litigation [Line Items]
Litigation settlement amount						3,464,000	80,000,000								239,000	893,000	26,000	100,000
Arbitration costs					6,688	56		42,716
Legal fees						84,000		63,611									8,000	30,000
Settlement expense											94,000	357,200	144,000	535,800
Amount of claim filed against the company									96,000	360,199
Litigation reserve									$ 46,000

INCOME TAX (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other tax carryforward	$ 14,225
Domestic [Member]
Income Tax [Line Items]
Operating loss carryforward	22,528
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	14,282
Operating loss carryfoward, subject to limitations	$ 3,413

INCOME TAX (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Operating loss carry forward	$ 10,631	$ 11,128
Reserves and allowances	689	601
Net deferred tax assets before valuation allowance	11,320	11,729
Valuation allowance	(10,287)	(11,729)
Net deferred tax assets	1,033
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	5,632	6,892
Valuation allowance	(4,599)	(6,982)
Net deferred tax assets	1,033
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	4,999	4,837
Valuation allowance	(4,999)	(4,837)
Net deferred tax assets

INCOME TAX (Schedule of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAX [Abstract]
Domestic	$ 3,917	$ 1,359	$ (1,275)
Foreign	(106)	(315)	(451)
Income (loss) before income tax	3,811	1,044	(1,726)
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical tax (benefit) expense	953	251	(432)
Carryforward losses and other deferred taxes for which a full valuation allowance was recorded	(463)	(253)	486
Change in valuation allowance	(1,442)
Others	(54)	27	(4)
Actual income tax	$ (1,006)	$ 25	$ 50

CONVERTIBLE BONDS (Details) (USD $)	1 Months Ended			9 Months Ended	12 Months Ended						1 Months Ended				1 Months Ended		12 Months Ended
	Mar. 22, 2010	Nov. 30, 2007	Nov. 30, 2006	Jul. 08, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Nov. 30, 2006 Brevan Howard Master Fund Limited [Member]	Nov. 30, 2009 Special Situation Funds [Member]	Nov. 30, 2006 Special Situation Funds [Member]	Nov. 09, 2009 Special Situation Funds [Member]	Apr. 30, 2012 Sigma and Trabelsi [Member]	Sep. 30, 2011 Sigma and Trabelsi [Member]	Dec. 31, 2012 Sigma and Trabelsi [Member]	Dec. 31, 2011 Sigma and Trabelsi [Member]
Debt Instrument [Line Items]
Proceeds from issuance of Units			$ 3,156,500						$ 200,000
Value of units											2,500,000		656,500	624,000
Maturity											3 years		3 years
Interest rate		12.00%									8.00%		8.00%	12.00%
Issuance of warrants to purchase ordinary shares	553,846	159,375			1,384,456		1,081,871		1,759,988		134,154		134,154	31,238
Exercise price of warrant issued	0.15	0.4			0		0		0		5		5	0.4
Warrant term	5 years										5 years		5 years
Interest paid		276,000
Conversion price per share		$ 4.25												$ 3
Monthly payment		41,000										10,000
Amount of debt extinguished				245,000	3,910,000		3,369,000		271,000								3,592,000	3,047,000
Debt extinguishment, ordinary shares issued					14,585,155		13,538,844								9,094,400	4,444,000	14,585,155	13,538,844
Gain on extinguishment of convertible bonds					2,230,000	[1]	2,006,000	[1]		[1]							2,230,000	2,006,000
Fair value of awards issued				130,000	1,240,000		1,220,000		147,000								1,367,000	222,000
Share capital adjustment					221,000												221,000	74,000
Additional paid in capital adjustment					1,019,000												1,146,000	148,000
Amount of liability extinguished on account of shares					$ 127,000		$ 819,000											$ 819,000

[1]	See Note 1

SHARE CAPITAL (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended
	Aug. 24, 2011 USD ($)	Aug. 11, 2011 USD ($)	Aug. 09, 2011 USD ($)	Mar. 22, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2007	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Nov. 30, 2007	May 14, 2007 USD ($)
SHARE CAPITAL [Abstract]
Reverse stock split ratio								5.88235
Ordinary shares, par value per share									0.0588235	0.0588235		$ 0.01
Ordinary shares, shares authorized					52,000,000	52,000,000
Shares issued to settle liabilities						300,000
Shares issued to settle liabilities, value						$ 51
Granted	385,000	300,000	150,000
Fair value	18	36	6
Exercise price	$ 0.2	$ 0	$ 0.11
Expiration period			5 years		10 years
Vested					230,000	155,000
Risk free interest rate						0.76%
Dividend yield						0.00%
Expected volatility factor						176.54%
Expected term						4 years 7 months 21 days
Options exercised, total intrinsic value					0	1	1
Stock price					$ 0.14	$ 0.1	$ 0.14
Unrecognized share-based compensation expense					3
Warrant fair value					124	143	147
Issuance of common stock in exchange for cash, shares				1,538,461
Proceeds from issuance of private placement				$ 200
Issuance of warrants to purchase ordinary shares				553,846	1,384,456	1,081,871	1,759,988				159,375
Exercise price of warrant issued				0.15	0	0	0				0.4
Warrant term				5 years

SHARE CAPITAL (Schedule of Award Activity) (Details) (USD $)	0 Months Ended			12 Months Ended
	Aug. 24, 2011	Aug. 11, 2011	Aug. 09, 2011	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Nonvested [Member]	Dec. 31, 2012 Warrants [Member]		Dec. 31, 2011 Warrants [Member]		Dec. 31, 2010 Warrants [Member]
Shares Under Options
Outstanding, beginning balance				2,163,857	1,404,219	1,489,176	385,000	3,002,859		2,157,002		658,706
Granted	385,000	300,000	150,000		835,000			1,384,456		1,081,871		1,759,988
Vested (including cancelled and exercised)							(230,000)
Exercised				(342,121)	(10,007)	(11,007)		(712,808)
Canceled and forfeited				(1,273,689)	(65,355)	(73,950)				(236,014)		(261,692)
Outstanding, ending balance				548,047	2,163,857	1,404,219	155,000	3,674,507		3,002,859		2,157,002
Exercisable				393,047	1,778,857	1,404,219		3,674,507		3,002,859		2,157,002
Weighted Average Exercise Price
Outstanding, beginning balance				$ 0.79	$ 1.23	$ 1.34		$ 0.16	[1]	$ 0.36	[1]	$ 2.7
Granted	$ 0.2	$ 0	$ 0.11		$ 0.11			$ 0		$ 0	[1]	$ 0.05
Exercised				$ 0	$ 0.02	$ 0.016		$ 0.41			[1]
Canceled and forfeited				$ 1.61	$ 1.74	$ 3.52				$ 1.24	[1]	$ 3.53
Outstanding, ending balance				$ 0.97	$ 0.79	$ 1.23		$ 0.13		$ 0.16	[1]	$ 0.36	[1]
Exercisable				$ 1.27	$ 0.92	$ 1.23		$ 0.13		$ 0.16	[1]	$ 0.36
Weighted Average Grant Date Fair Value
Outstanding, beginning balance							$ 0.05
Granted
Vested (including cancelled and exercised)							$ 0.05
Forfeited
Outstanding, ending balance							$ 0.05

[1]	The Weighted average exercise price is after re-pricing of the exercise price related to the convertible bond holders.

SHARE CAPITAL (Schedule of Stock-based Compensation Charge) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation charge	$ 7,000	$ 10,000	$ 14,000
Cost of revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation charge	1,500	2,000	3,000
Research and development expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation charge	4,000	5,000	2,000
Sales and marketing expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation charge			3,000
General and administration expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation charge	$ 1,500	$ 3,000	$ 6,000

SHARE CAPITAL (Summary of Awards Outstanding and Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0
Range of exercise price, upper limit	$ 5.24
Outstanding	548,047
Weighted average exercise price	$ 0.97
Exercisable	393,047
Weighted average exercise price	$ 1.27
Stock Options [Member] | Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0
Range of exercise price, upper limit	$ 0.2
Outstanding	445,997
Weighted average remaining contractual life	6 years 8 months 27 days
Weighted average exercise price	$ 0.15
Aggregate intrinsic value
Exercisable	290,997
Weighted average exercise price	$ 0.13
Aggregate intrinsic value
Stock Options [Member] | Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 4.12
Range of exercise price, upper limit	$ 4.64
Outstanding	42,400
Weighted average remaining contractual life	3 years 11 months 9 days
Weighted average exercise price	$ 4.44
Aggregate intrinsic value
Exercisable	42,400
Weighted average exercise price	$ 4.44
Aggregate intrinsic value
Stock Options [Member] | Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 5
Range of exercise price, upper limit	$ 5.24
Outstanding	45,200
Weighted average remaining contractual life	2 years 29 days
Weighted average exercise price	$ 5.1
Aggregate intrinsic value
Exercisable	45,200
Weighted average exercise price	$ 5.1
Aggregate intrinsic value
Stock Options [Member] | Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 2.47
Range of exercise price, upper limit	$ 3.38
Outstanding	14,450
Weighted average remaining contractual life	1 year 2 months 27 days
Weighted average exercise price	$ 3.06
Aggregate intrinsic value
Exercisable	14,450
Weighted average exercise price	$ 3.06
Aggregate intrinsic value
Warrants [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0
Range of exercise price, upper limit	$ 4.85
Outstanding	3,674,507
Weighted average exercise price	$ 0.13
Warrants [Member] | Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0
Range of exercise price, upper limit	$ 0
Outstanding	2,959,661
Weighted average remaining contractual life	2 months 23 days
Weighted average exercise price	$ 0
Aggregate intrinsic value	266
Warrants [Member] | Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 2.5
Range of exercise price, upper limit	$ 3.53
Outstanding	20,000
Weighted average remaining contractual life	4 months 17 days
Weighted average exercise price	$ 3.38
Aggregate intrinsic value
Warrants [Member] | Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 4.42
Range of exercise price, upper limit	$ 4.85
Outstanding	61,000
Weighted average remaining contractual life	1 year 26 days
Weighted average exercise price	$ 4.72
Aggregate intrinsic value
Warrants [Member] | Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.15
Range of exercise price, upper limit	$ 0.65
Outstanding	633,846
Weighted average remaining contractual life	2 years 18 days
Weighted average exercise price	$ 0.21
Aggregate intrinsic value

RELATED PARTY TRANSACTIONS (Details)	0 Months Ended			9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Aug. 24, 2011 USD ($)	Aug. 11, 2011 USD ($)	Aug. 09, 2011 USD ($)	Jul. 08, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 31, 2001 Board of Directors, Former Chairman [Member] USD ($)	Dec. 31, 2012 Board of Directors, Former Chairman [Member] USD ($)	Dec. 31, 2011 Board of Directors, Former Chairman [Member] USD ($)	Dec. 31, 2010 Board of Directors, Former Chairman [Member] USD ($)	Dec. 31, 2009 Board of Directors, Former Chairman [Member] USD ($)	Jul. 08, 2010 Board of Directors, Former Chairman [Member]	Mar. 31, 2005 Former Principal Shareholder [Member] USD ($)	Mar. 31, 2005 Former Principal Shareholder [Member] ILS	Dec. 31, 2012 Former Principal Shareholder [Member] USD ($)	Dec. 31, 2011 Former Principal Shareholder [Member] USD ($)	Dec. 31, 2010 Former Principal Shareholder [Member] USD ($)	Dec. 31, 2009 Former Principal Shareholder [Member] USD ($)	Oct. 31, 2001 Co-founder [Member] USD ($)	Dec. 31, 2012 Co-founder [Member] USD ($)	Dec. 31, 2011 Co-founder [Member] USD ($)	Dec. 31, 2010 Co-founder [Member] USD ($)	Dec. 31, 2009 Co-founder [Member] USD ($)	Dec. 31, 2009 Non-external Directors [Member] ILS
Related Party Transaction [Line Items]
Monthly payment								$ 10,500						$ 7,000						$ 4,600
Monthly car lease payment														1,100	4,200
Monthly director's fee								1,500						1,500
Payments												32,000							22,000					15,000
Percentage of gross receipts from a major customer													2.00%
Consulting expenses											75,000							53,000					37,000
Monthly consulting fee																		3,000					3,000
Expenses									24,000	130,000	83,000					18,000	63,000	38,000			19,000	39,000	21,000
Granted	385,000	300,000	150,000															50,000					100,000		478,543
Exercise price	$ 0.2	$ 0	$ 0.11																						0.0582235
Contractual term																									10 years
Amount of debt extinguished				245,000	3,910,000	3,369,000	271,000
Warrants				1,083,071		1,081,871	1,206,142
Fair value of awards issued				130,000	1,240,000	1,220,000	147,000
Number of warrants exercised					589,737
Accrued consulting expenses					$ 226,000

SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Operations by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Israeli revenues	$ 86		$ 80		$ 83
Total revenue	8,940		7,922		7,389
Israeli property and equipment, net	76		72		73
Property and equipment, net	93		96		110
East European Country [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Foreign revenues	8,637	[1]	7,498	[1]	6,770	[1]
Foreign property and equipment, net		[1]		[1]		[1]
United States[Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Foreign revenues	217		344		536
Foreign property and equipment, net	$ 17		$ 24		$ 37

[1]	Due to a demand of the customer, the name of the specific country cannot be disclosed.

SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Major Customer Concentration) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenues from external customers	$ 8,940	$ 7,922	$ 7,389
Raw Materials and Equipment [Member]
Revenue from External Customer [Line Items]
Revenues from external customers	3,856	5,822	3,822
Maintenance, Royalties and Project Management [Member]
Revenue from External Customer [Line Items]
Revenues from external customers	$ 5,084	$ 2,100	$ 3,567

SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenues from External Customers by Products and Services) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Customer A, percentage of total sales	64.00%	95.00%	92.00%

OTHER (INCOME) EXPENSES (Schedule of Other (Income) Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OTHER (INCOME) EXPENSES [Abstract]
Gain on prior years subcontract provision	$ (323)
Capital loss on disposal of property and equipment			6
Doubtful debt provision	1,595
Gain on extinguishment of debts	(187)	[1]	(143)	[1]	(124)	[1]
Capital gain on sale of subsidiary					(272)
Net total	$ 1,085		$ (137)		$ (396)

[1]	Comprised of the capital gain on extinguishment of working capital related liabilities (employees, service providers etc.). See also Note 1.

OTHER (INCOME) EXPENSES (Schedule of Bad Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER (INCOME) EXPENSES [Abstract]
Balance at beginning of period	$ 134	$ 1,553	$ 3,470
Provision of period	1,592	(1,419)	(1,937)
Balance at end of period	$ 1,726	$ 134	$ 1,553

FINANCIAL (EXPENSES) INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
FINANCIAL (EXPENSES) INCOME, NET [Abstract]
Interest, amortization of discount, bank charges and fees	$ (425)	[1]	$ (1,021)	[1]	$ (621)	[1]
Exchange differences					(57)
Total financial expenses	(425)		(1,021)		(678)
Gain on extinguishment of convertible bonds	2,230	[2]	2,006	[2]		[2]
Exchange differences			5
Interest
Total financial income	2,230		2,011
Net total	1,805		990		(678)
Expenses related to convertible bonds	$ 445		$ 968		$ 586

[1]	In 2012, 2011 and 2010, includes expenses of $445, $968, and $586 related to convertible bonds, respectively. (See Note 11 above).
[2]	See Note 1